Leases - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease liability payable	$ 9	$ 11
Less discount	(2)	(2)
Operating lease liability	$ 7	$ 9
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Current	$ 3	$ 3
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities
Non-current	$ 4	$ 6